Credit from Banks and Others (Narratives) (Details) € in Millions, ₪ in Millions, R$ in Millions, $ in Millions		1 Months Ended					12 Months Ended
		Dec. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Mar. 31, 2021 BRL (R$)	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Borrowings From Banks And Others [Line Items]
Total guarantees the Company provided including to an associated Company		$ 93.0					$ 93.0							$ 92.0
Limit guarantees and indemnities to third parties up to an agreed amount		550.0					550.0
Utilization of the securitization facility		$ 180.0					$ 180.0							$ 183.0
Net debt to EBITDA under securitization agreements		4.75					4.75
Percentage of direct and indirect scope of sustainability performance targets								25.00%
Amount of securitization agreements with committed value							$ 300.0
Amount of securitization agreements with uncommitted value							$ 100.0
Percentage of voting rights		25.00%					25.00%
Increased revolving credit facility capacity									$ 100.0
Revolving credit facility									1,200.0
Total expected credit facility from all banks									1,000.0
Revolving credit facility utilized									$ 170.0
Total consideration		$ 258.0					$ 258.0
Net debt	[1]	169.0					$ 169.0
Private Placement Bond [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds		$ 69.4				$ 84.0
Series E Bond [Member]
Borrowings From Banks And Others [Line Items]
Borrowings												₪ 1,569	$ 487.0
Repayments of bonds				₪ 392	$ 118.0
Sustainability linked loan (SLL) [Member]
Borrowings From Banks And Others [Line Items]
Borrowings | €			€ 250
Borrowings, interest rate			0.80%
Borrowings, maturity			five-year term through 2026
MUFG Bank [Member]
Borrowings From Banks And Others [Line Items]
Maximum withdrawal capacity under credit facility agreement											R$ 230		42.0
Amount of withdrawn under credit facility agreement											R$ 180		$ 32.0
ICL IBERIA [Member]
Borrowings From Banks And Others [Line Items]
Borrowings | €			€ 25
Borrowings, interest rate			0.95%
Borrowings, maturity			45-month
Agro Fertilaqua Participacoes S.a. [Member]
Borrowings From Banks And Others [Line Items]
Total consideration						131.0
Net debt						$ 43.0
Ads [Member]
Borrowings From Banks And Others [Line Items]
Total consideration										$ 443.0
Net debt										$ 104.0

[1]	As at the reporting date, the Company is still in a process of finalizing Agro Fertilaqua and ADS’ Purchase Price Allocation (PPA).